Summary of Significant Accounting Policies (Details) $ in Thousands								1 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended		15 Months Ended
	Sep. 23, 2025 USD ($) shares	Jul. 04, 2025	Dec. 31, 2024 USD ($) shares	Aug. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	May 31, 2024 USD ($)	Feb. 29, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segment shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 30, 2023 USD ($)	Aug. 23, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit			$ (284,734)						$ (305,659)	$ (277,543)		$ (305,659)	$ (277,543)	$ (284,734)	$ (257,256)	$ (284,734)	$ (257,256)	$ (270,203)	$ (264,891)
Advance from related party			$ 5,000	$ 5,000	$ 2,500	$ 2,500	$ 5,000				$ 30,000
Sale of net proceed							1,683
Sale of shares held (in Shares) | shares												8,512		8,512
Proceeds from exercise of forward purchase agreement warrants												$ 158	434	$ 1,815
Common shares warrants (in Shares) | shares			664,883						105,000			105,000		664,883		664,883
Received net proceeds												$ 414
Net procceds sale of equity							$ 1,700
cash			$ 5,500						$ 3,556			3,556		$ 5,500		$ 5,500					$ 5,000
Percentage of bonus depreciation		100.00%
Proceeds from the business combination								$ 11,700
Lease term			12 months											12 months		12 months
Excise tax liability			$ 2,200											$ 2,200		$ 2,200
Aggregate product warranty liability			2,053						1,933			1,933		2,053	2,200	2,053	2,200			$ 2,234
Product warranty liability			$ 282						250			250		$ 282	311	282	311
Settlement with the relevant tax authority														50.00%
Reported net losses									$ (7,747)	(7,340)		$ (20,925)	(20,287)	$ (27,973)	(31,271)	$ (27,973)	(31,271)
Operating segment (in Segment) | Segment														1
Product [Member]
Summary of Significant Accounting Policies [Line Items]
Product warranty liability															300		300
Meteora Parties [Member]
Summary of Significant Accounting Policies [Line Items]
Sale of shares held (in Shares) | shares							425,606
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life property and equipment			3 years											3 years		3 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life property and equipment			7 years											7 years		7 years
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common shares warrants (in Shares) | shares									165,971			165,971
Net procceds sale of equity	$ 2,187
Shares of net proceeds (in Shares) | shares	1,908,402
Sponsor shares (in Shares) | shares														1,272,055
As Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit										$ (277,529)			$ (277,529)		(257,242)		$ (257,242)	$ (270,189)	$ (264,877)
Reported net losses															$ (29,908)
As Previously Reported [Member] | Contingent Sponsor Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Number of shares (in Shares) | shares									1,000,000			1,000,000
Sponsor shares (in Shares) | shares														1,000,000